Document And Entity Information	Aug. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 30, 2022
Entity Registrant Name	FORTUNE BRANDS HOME & SECURITY, INC.
Entity Central Index Key	0001519751
Entity Emerging Growth Company	false
Securities Act File Number	1-35166
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1411546
Entity Address, Address Line One	520 Lake Cook Road
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015-5611
City Area Code	847
Local Phone Number	484-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FBHS
Security Exchange Name	NYSE